Net Income/(Loss) Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net Income/(Loss) Per Share [Line Items]
Vested shares	60,009	810,696	3,092,516
Preferred Stock [Member]
Net Income/(Loss) Per Share [Line Items]
Anti-dilutive weighted average shares			5,047,002
Share-Based Payment Arrangement, Option [Member]
Net Income/(Loss) Per Share [Line Items]
Anti-dilutive weighted average shares		3,904,579
Restricted Stock [Member]
Net Income/(Loss) Per Share [Line Items]
Anti-dilutive weighted average shares	3,906,394